Goodwill - Estimated Fair Values of Goodwill (Detail) (USD $)	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Goodwill [Line Items]
Goodwill	$ 398,921,000	$ 398,921,000	$ 398,921,000
Carrying Value		371,400,000	390,900,000
Estimated Fair Value		481,300,000	486,000,000
Excess of Estimated Fair Value over Carrying Value		109,900,000	95,100,000
Percentage of Excess of Estimated Fair Value over Carrying Value		30.00%	24.00%
TEOSS [Member]
Goodwill [Line Items]
Goodwill	201,900,000	201,900,000	201,900,000
Carrying Value		187,300,000	197,700,000
Estimated Fair Value		259,200,000	258,400,000
Excess of Estimated Fair Value over Carrying Value		71,900,000	60,700,000
Percentage of Excess of Estimated Fair Value over Carrying Value		38.00%	31.00%
EISS [Member]
Goodwill [Line Items]
Goodwill	197,000,000	197,000,000	197,000,000
Carrying Value		184,100,000	193,200,000
Estimated Fair Value		222,100,000	227,600,000
Excess of Estimated Fair Value over Carrying Value		$ 38,000,000	$ 34,400,000
Percentage of Excess of Estimated Fair Value over Carrying Value		21.00%	18.00%